PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 484,316
Property, plant and equipment at end of year	451,174	$ 484,316
PP&ES | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	785,408	735,624
CAPEX	82,268	80,666
Currency translation adjustments	(13,014)	(7,414)
Decreases	(40,994)	(23,468)
Property, plant and equipment at end of year	813,668	785,408
Real estate | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	76,109	73,948
CAPEX	13	9
Currency translation adjustments	(529)	(288)
Transfers and reclassifications	1,865	2,762
Decreases	(3,453)	(322)
Property, plant and equipment at end of year	74,005	76,109
Switching equipment | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	18,478	17,787
CAPEX	629	657
Currency translation adjustments	(1,706)	(1,211)
Transfers and reclassifications	5,381	1,260
Decreases	(62)	(15)
Property, plant and equipment at end of year	22,720	18,478
Fixed network and transportation | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	320,677	292,502
CAPEX	12,876	14,732
Currency translation adjustments	(2,862)	(1,724)
Transfers and reclassifications	22,192	24,080
Decreases	(18,487)	(8,913)
Property, plant and equipment at end of year	334,396	320,677
Mobile network access | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	65,860	63,868
CAPEX	20	2
Currency translation adjustments	(2,092)	(692)
Transfers and reclassifications	6,171	2,792
Decreases	(546)	(110)
Property, plant and equipment at end of year	69,413	65,860
Tower and pole | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	18,877	18,664
Currency translation adjustments	(588)	(331)
Transfers and reclassifications	1,209	645
Decreases	(191)	(101)
Property, plant and equipment at end of year	19,307	18,877
Power equipment and Installations | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	24,824	23,077
CAPEX	578	445
Currency translation adjustments	(716)	(340)
Transfers and reclassifications	1,495	1,642
Decreases	(7)
Property, plant and equipment at end of year	26,174	24,824
Computer equipment | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	90,514	71,626
CAPEX	5,518	4,133
Currency translation adjustments	(2,598)	(1,866)
Transfers and reclassifications	20,426	16,859
Decreases	(132)	(238)
Property, plant and equipment at end of year	113,728	90,514
Goods lent to customers at no cost | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	43,944	32,223
CAPEX	2,543	8,272
Currency translation adjustments	(807)	(495)
Transfers and reclassifications	12,633	17,393
Decreases	(17,553)	(13,449)
Property, plant and equipment at end of year	40,760	43,944
Vehicles | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	9,903	9,888
CAPEX	130	74
Currency translation adjustments	(60)	(36)
Transfers and reclassifications	23
Decreases	(155)	(23)
Property, plant and equipment at end of year	9,841	9,903
Machinery, diverse equipment and tools | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	14,092	12,613
CAPEX	77	854
Currency translation adjustments	(226)	(77)
Transfers and reclassifications	95	702
Decreases	(4)
Property, plant and equipment at end of year	14,034	14,092
Other | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	3,088	2,503
CAPEX	133	199
Currency translation adjustments	(85)	(53)
Transfers and reclassifications	1,299	439
Property, plant and equipment at end of year	4,435	3,088
Construction in progress | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	58,451	73,377
CAPEX	22,353	20,907
Currency translation adjustments	(286)	(140)
Transfers and reclassifications	(40,954)	(35,396)
Decreases	(397)	(297)
Property, plant and equipment at end of year	39,167	58,451
Materials | Gross value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	40,591	43,548
CAPEX	37,398	30,382
Currency translation adjustments	(459)	(161)
Transfers and reclassifications	(31,835)	(33,178)
Decreases	(7)
Property, plant and equipment at end of year	$ 45,688	$ 40,591